Document and Entity Information	Feb. 08, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 08, 2022
Entity Registrant Name	Assurant, Inc.
Entity Central Index Key	0001267238
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31978
Entity Tax Identification Number	39-1126612
Entity Address, Address Line One	55 Broadway
Entity Address, Address Line Two	Suite 2901
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	212
Local Phone Number	859-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	AIZ
Security Exchange Name	NYSE
Senior Subordinated Notes
Entity Information [Line Items]
Title of 12(b) Security	5.25% Subordinated Notes due 2061
Trading Symbol	AIZN
Security Exchange Name	NYSE